Commitments and Contingencies	12 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Commitments and Contingencies

18 – COMMITMENTS AND CONTINGENCIES

OPERATING LEASE COMMITMENTS

The Company has the following financial commitments related to minimum rent expenses for facilities:

$
2015	22,369
2016	38,347
2017	38,347
2018	38,347
2019	38,347
2020	15,978
Total	191,735

For the year ended March 31, 2015, facilities expense was $116,540 ($122,227 for the year ended March 31, 2014 and $130,472 for the year ended March 31, 2013). The lease was renewed for 5 years and 2 months on March 21, 2015.

OTHER

The Company is committed to pay an unrelated third party $75,000 upon the listing of ZIM Corporation’s common shares on a national securities exchange.